STOCKHOLDERS DEFICIT (Details) - shares		9 Months Ended	12 Months Ended
	Jan. 06, 2020	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT:
Conversion of debt into common shares - exchange agreements			7,957,013
Conversion of debt into common shares			175,000
Shares issued for manufacturing agreements			12,147
Shares issued for payment of Series D dividends	126,600	83,065	148,653
Investments			1,526,000
Issued during period end	31,650	469,327	9,818,813
Balance, shares	3,319,469	13,138,282	3,319,469
Issued			9,818,813
Balance, shares		13,607,609	13,138,282